Note 2 - Investments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ 118,267	$ 0
Restricted Cash and Investments	$ 22,724,783	$ 22,899,132
Mortgage Loans, Commercial, Percentage	26.20%	37.40%
Mortgage Loans, Residential, Percentage	73.80%	62.60%
Maximum Loan to Value Ratio Required	80.00%
Minimum Debt Service Coverage Required	115.00%
Real Estate Investment Property, at Cost	$ 1,126,649	$ 1,126,649
Real Estate Investment Property, Accumulated Depreciation	612,194	586,762
Investments in Convertible Options, Fair Value	983,950	957,405
Investments in Convertible Securities, Gain (Loss)	(9,850)	102,342
Investments in Convertible Securities, Net Realized Gain (Loss) on Exchange	47,940	7,223
Mortgage Loans in Process of Foreclosure Amount	0	0
Mortgage Loan Defaults, Amount	0	0
Mortgage Loans Modifications Recorded Investment	0	0
Nonperforming Financial Instruments [Member]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	0	0
Nonaccrual Status [Member]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	0	0
Mortgage Loans Equal to Greater than 90 Days Past Due [Member]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 0	$ 0
Fixed Maturities [Member]
Percentage of Portfolio Measured	100.00%	97.40%
Minimum Fair Value to Cost Ratio	80.00%	80.00%
Equity Securities [Member]
Percentage of Portfolio Measured	94.00%	93.40%
Minimum Fair Value to Cost Ratio	80.00%	80.00%